Reverse Merger Capitalization with 7GC & Co. Holdings Inc. - Additional Information (Details)											12 Months Ended
	Dec. 28, 2023 shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 12, 2023 USD ($) TradingDay $ / shares	Nov. 16, 2023 shares	Oct. 03, 2023 shares	Aug. 24, 2023 $ / shares	Aug. 04, 2023 $ / shares shares	May 27, 2022 USD ($)	Jan. 01, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 08, 2023 USD ($) shares	Sep. 13, 2023 USD ($)	Oct. 10, 2022 USD ($)	Feb. 19, 2021 USD ($)
Business Acquisition [Line Items]
Preferred stock, par value | $ / shares		$ 0.0001									$ 0.0001	$ 0.0001
Common stock par value | $ / shares											$ 0.0001	$ 0.0001
Common stock, shares authorized		350,000,000									275,000,000	275,000,000
Preferred stock, shares authorized		75,000,000									75,000,000	75,000,000
Common stock, shares outstanding											16,019,256	6,445,599
Preferred stock, shares outstanding											0	0
Sponsor Forfeiture Agreement [Member] | Forfeited Private Placement Warrants [Member]
Business Acquisition [Line Items]
Warrants issued								7,350,000
Warrants price per share | $ / shares								$ 11.5
Yorkville Standby Equity Purchase Agreement [Member]
Business Acquisition [Line Items]
Principal amount agreed to advance | $		$ 3,500,000
Increased principal amount agreed to advance | $		1,000,000
Aggregate principal amount | $		$ 4,500,000
Share Transfer Agreements and Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Aggregate principal amount | $			$ 2,000,000											$ 1,500,000
Debt instrument conversion price per share | $ / shares | $ / shares			$ 10
Forfeited and issued shares capped			600,000
Debt instrument, interest rate			8.00%
Debt instrument, maturity date range, start											Jan. 10, 2024
Debt instrument, maturity date range, end											Sep. 30, 2024
Share transfer agreement description											for each $10.00 in principal borrowed under the New Alco Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three shares of Class A Common Stock, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to 600,000.
GEM Agreements [Member]
Business Acquisition [Line Items]
Debt instrument, interest rate			0.00%
Equity commitment by investor | $									$ 100,000,000
Amount divided on number of equity interests to obtain quotient | $									$ 650,000,000
Convertible debenture | $			$ 2,000,000
Convertible debenture maturity period			5 years
7GC Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument conversion price per share | $ / shares | $ / shares				$ 2.86
Maximum borrowing capacity | $				$ 2,300,000
Debt instrument, convertible, threshold trading days | TradingDay				30
CP BF Senior Convertible Notes [Member]
Business Acquisition [Line Items]
Debt instrument conversion price per share | $ / shares | $ / shares							$ 4.35
Convertible written notice period							5 days
CP BF Senior Convertible Notes [Member] | First Senior Convertible Note [Member]
Business Acquisition [Line Items]
Aggregate principal amount | $															$ 321,345	$ 1,500,000
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, shares authorized		250,000,000									250,000,000	250,000,000
Common stock, shares outstanding											13,708,122	2,560,926
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Total consideration payable in shares of class A common stock or shares of class B common stock | $		$ 100,000,000
Common stock shares issued		300,000
Common Class A [Member] | Share Transfer Agreements and Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Common stock shares issued			825,000		75,000	150,000
Common Class A [Member] | GEM Agreements [Member]
Business Acquisition [Line Items]
Percentage of right to purchase of total equity interests			3.00%
Common Class A [Member] | 7GC Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument, convertible, threshold trading days | TradingDay				30
Common Class A [Member] | Cantor Fee Agreement [Member]
Business Acquisition [Line Items]
Common stock shares issued	1,113,927
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, shares authorized		25,000,000									25,000,000	25,000,000
Common stock, shares outstanding											2,311,134	3,884,673
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
7GC Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Number of shares held by security holders		3,207,428
Redemption price per share | $ / shares		$ 10.76
Aggregate redemption amount | $		$ 34,524,065
7GC Class B Common Stock [Member] | Share Transfer Agreements and Alco Promissory Notes [Member]
Business Acquisition [Line Items]
Forfeiture of common stock shares			825,000		75,000	150,000
Banzai International Inc [Member]
Business Acquisition [Line Items]
Total consideration payable in shares of class A common stock or shares of class B common stock | $		$ 100,000,000									$ 100,000,000
Exchange ratio		0.6147
Aggregate consideration payable to security holders | $		$ 100,000,000
Common stock shares issued										8,276,972
Common stock, shares outstanding										8,276,972
Increase of reclassification of series a preferred stock into common stock										1,431,443
Banzai International Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, par value | $ / shares		$ 0.0001
Preferred stock, convertible, conversion ratio		1
Preferred stock, shares outstanding										2,328,823
Decrease in stock due to retrospective impact of recapitalization										(897,380)
Banzai International Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001	$ 0.0001
Common stock shares issued										1,956,972	13,708,122	2,560,926
Common stock, shares outstanding										1,956,972	13,708,122	2,560,926
Decrease in stock due to retrospective impact of recapitalization										(754,119)
Banzai International Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Common stock, convertible, conversion ratio		1
Common stock shares issued										6,320,000	2,311,134	3,884,673
Common stock, shares outstanding										6,320,000	2,311,134	3,884,673
Decrease in stock due to retrospective impact of recapitalization										(2,435,327)
Banzai International Inc [Member] | Legacy Banzai Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, convertible, conversion ratio			1
Banzai International Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock par value | $ / shares		$ 0.0001
Exchange ratio		10
Common stock shares issued											16,019,256	6,445,599
Common stock, shares outstanding											16,019,256	6,445,599
Decrease in stock due to retrospective impact of recapitalization										1,758,003
Banzai International Inc [Member] | Common Stock [Member] | GEM Agreements [Member]
Business Acquisition [Line Items]
Percentage of right to purchase of total equity interests									3.00%
7GC & Co. Holdings Inc. [Member] | Cantor Fee Agreement [Member] | Cantor Fitzgerald [Member]
Business Acquisition [Line Items]
Deferred underwriting fees forfeit | $													$ 4,050,000
Deferred underwriting fees payable | $													8,050,000
Increase decrease in deferred underwriting fees | $													$ 4,000,000
Deferred underwriting fees payable in shares													400,000